Financial Risk Management - Summary of Credit Quality of Loans (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		₩ 421,897,932	₩ 380,743,758
Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	421,584,328	380,450,349
Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	204,852,930	175,952,265
Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	116,633,945	97,687,154
Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	75,901,506	68,769,764
Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	8,176,960	5,212,879
Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,631,888	1,706,009
Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,508,631	2,576,459
Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	195,907,078	185,700,454
Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	175,415,039	166,804,091
Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	13,338,416	13,060,750
Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,848,530	3,850,894
Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	653,177	636,495
Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,651,916	1,348,224
Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	20,824,320	18,797,630
Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	11,753,812	8,623,095
Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,946,599	6,540,030
Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,773,859	2,742,816
Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	690,815	264,219
Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	659,235	627,470
Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		313,604	293,409
Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		313,604	293,409
Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		233,868	235,469
Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		79,736	57,940
Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
12-month expected credit losses
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		385,621,371	348,821,470
12-month expected credit losses | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	385,307,767	348,528,061
12-month expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	185,257,805	158,067,246
12-month expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	111,284,284	93,033,311
12-month expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	68,050,042	61,701,031
12-month expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	5,323,745	2,702,369
12-month expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	586,857	611,743
12-month expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	12,877	18,792
12-month expected credit losses | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	184,045,757	174,873,189
12-month expected credit losses | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	170,810,128	163,261,012
12-month expected credit losses | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	9,093,868	8,828,445
12-month expected credit losses | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,410,624	2,519,004
12-month expected credit losses | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	235,150	225,262
12-month expected credit losses | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	495,987	39,466
12-month expected credit losses | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	16,004,205	15,587,626
12-month expected credit losses | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	10,640,412	8,210,540
12-month expected credit losses | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,919,053	5,831,625
12-month expected credit losses | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,360,908	1,526,382
12-month expected credit losses | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	82,565	16,978
12-month expected credit losses | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,267	2,101
12-month expected credit losses | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		313,604	293,409
12-month expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		313,604	293,409
12-month expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		233,868	235,469
12-month expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		79,736	57,940
12-month expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
12-month expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
12-month expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		32,788,523	28,495,172
Non-impaired | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	32,788,523	28,495,172
Non-impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	17,432,855	15,695,811
Non-impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	5,345,956	4,646,801
Non-impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	7,847,126	7,060,916
Non-impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,850,266	2,507,455
Non-impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,037,461	1,085,704
Non-impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	352,046	394,935
Non-impaired | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	11,062,809	10,095,819
Non-impaired | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,593,302	3,536,290
Non-impaired | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,209,451	4,197,409
Non-impaired | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,414,439	1,322,878
Non-impaired | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	400,029	402,881
Non-impaired | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	445,588	636,361
Non-impaired | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,292,859	2,703,542
Non-impaired | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,113,400	412,555
Non-impaired | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,027,546	708,405
Non-impaired | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,412,951	1,216,434
Non-impaired | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	608,250	247,241
Non-impaired | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	130,712	118,907
Non-impaired | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		3,488,038	3,427,116
Impaired | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,488,038	3,427,116
Impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,162,270	2,189,208
Impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,705	7,042
Impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,338	7,817
Impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,949	3,055
Impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	7,570	8,562
Impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,143,708	2,162,732
Impaired | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	798,512	731,446
Impaired | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	11,609	6,789
Impaired | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	35,097	34,896
Impaired | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	23,467	9,012
Impaired | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	17,998	8,352
Impaired | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	710,341	672,397
Impaired | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	527,256	506,462
Impaired | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	527,256	506,462
Impaired | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		₩ 0	₩ 0

[1]	Before netting of allowance